Annual Fund Operating Expenses - Institutional - Vanguard SP Small-Cap 600 Value Index Fund - Institutional Shares	Dec. 17, 2021
Operating Expenses:
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.08%